LEASE RECEIVABLES	12 Months Ended
Mar. 31, 2014
LEASE RECEIVABLES

8. LEASE RECEIVABLES

Lease receivables represent capital leases which consist of sales-type leases. Most of the lease receivables are recognized at TA Triumph-Adler GmbH, a subsidiary of Kyocera Document Solutions Inc., and its consolidated subsidiaries. These receivables typically have terms ranging from one year to seven years. The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2013	2014
	(Yen in millions)
Total minimum lease payments receivable	¥34,073	¥36,980
Unguaranteed residual values	1,176	1,213
Unearned income	(2,325)	(2,346)
Executory costs	(12)	(12)

	32,912	35,835
Less, allowance for doubtful receivables	(238)	(283)

	32,674	35,552
Less, portion due within one year	(11,720)	(12,678)

Total	¥20,954	¥22,874

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Balance at beginning of year	¥493	¥382	¥238
Charged to costs or expenses, or charge-off	(69)	(187)	3
Others*	(42)	43	42

Balance at end of year	¥382	¥238	¥283

*	Others consist mainly of foreign currency translation adjustments.

TA Triumph-Adler GmbH and its consolidated subsidiaries estimate allowances for doubtful accounts related to lease receivables at the portfolio level.

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2015	¥13,690
2016	9,726
2017	7,072
2018	4,539
2019	1,634
2020 and thereafter	319

Total	¥36,980

TA Triumph-Adler GmbH and its consolidated subsidiaries transferred the capital lease receivables to a third party in exchange for cash, however, the transfer was not qualified as a sale for financial reporting purpose because TA Triumph-Adler GmbH and its consolidated subsidiaries have a right to repurchase the receivables. Accordingly, Kyocera has accounted for the cash received as a secured borrowing and it has been included in long-term debt. As a result of the transaction, the capital lease receivables in the amount of ¥27,065 million and ¥29,389 million have been recorded on the balance sheets as of March 31, 2013 and 2014, respectively.